Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000254573_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000254573_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000254570_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000254570_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000254569_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000254569_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000254571_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000254571_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000254572_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000254572_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000131783_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000131783_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000131783_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000019449_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%
C000019449_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.28%
C000019449_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.63%
C000182866_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000182866_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000182866_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%
C000019447_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000019447_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000019447_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000064241_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000064241_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000064241_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000212499_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000212499_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000212499_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.35%
C000019448_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000019448_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000019448_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000064242_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000064242_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.15%
C000064242_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.05%
C000244528_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%
C000244528_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.89%
C000254573_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.98%)
C000254573_ClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%
C000254573_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%
C000254573_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%
C000254573_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000254573_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%
C000254570_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.13%
C000254570_ClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.53%
C000254570_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.80%
C000254570_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%
C000254570_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000254570_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%
C000254569_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%
C000254569_ClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.60%
C000254569_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.33%
C000254569_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.60%
C000254569_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000254569_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%
C000254571_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.28%
C000254571_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.67%
C000254571_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000254571_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%
C000254572_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%
C000254572_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.86%
C000254572_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000254572_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%
C000131783_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.27%
C000131783_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
C000131783_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			21.36%
C000131783_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000131783_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000131783_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000019449_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.99%
C000019449_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.34%
C000019449_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.25%
C000182866_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%
C000182866_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.73%
C000182866_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%
C000182866_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000182866_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%
C000182866_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.64%
C000019447_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.38%
C000019447_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.40%
C000019447_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.14%
C000019447_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000019447_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%
C000019447_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.39%
C000064241_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%
C000064241_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.51%
C000064241_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.28%
C000064241_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%
C000064241_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.94%
C000064241_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.39%
C000212499_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.68%
C000212499_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.66%
C000212499_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	24.06%
C000212499_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000212499_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000212499_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.25%
C000019448_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%
C000019448_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%
C000019448_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.41%
C000019448_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000019448_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000019448_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000064242_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.99%
C000064242_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.99%
C000064242_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			20.50%
C000064242_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000064242_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.82%
C000064242_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.45%
C000244528_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%
C000244528_NoLoadClassMember_2024-12-01_2025-11-30Member
Average Annual Return [Line Items]
Average Annual Return, Percent	26.13%
C000244528_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%
C000244528_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.52%